Weighted-Average Assumptions Used in Valuing Stock Options Granted (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Dividend yield
Expected volatility	37.16%	39.13%
Risk-free interest rate	1.56%	2.07%
Expected life of options (in years)	4 years 4 months 28 days	4 years 5 months 1 day